CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	12 Months Ended
Dec. 31, 2017
Disclosure Of CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES [Abstract]
Disclosure of changes in accounting policies [text block]
3.	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

3.1	Adoption of new or amended IFRSs

The following amendments to standards have been adopted by the Company for the first time for the financial year beginning on 1 January 2017. The application of the amendments to IFRSs in the current year has had no material impact on the Group's financial performance and positions for the current and prior years and/or on the disclosures set out in these consolidated financial statements.

IAS 7 (amendment) Disclosure initiative
IAS 12 (amendment) Recognition of deferred tax assets for unrealized losses
IFRS 12 (amendment) Clarification of disclosure requirement of interests in entities classified as held for sale.

3.2	Accounting standards issued but not yet effective

At the date of authorization of these financial statements, certain new standards, amendments and interpretations to existing standards have been published by the IASB but are not yet effective, and have not been adopted by the Company

IFRS 9	Financial Instruments[1]
IFRS 15	Revenue from Contracts with Customers[1]
IFRS 16	Leases[2]

[1] Effective for annual periods beginning on or after 1 January 2018
[2] Effective for annual periods beginning on or after 1 January 2019

IFRS 9 Financial Instruments

IFRS 9 issued in 2009 introduced new requirements for the classification and measurement of financial assets. IFRS 9 was subsequently amended in 2010 to include requirements for the classification and measurement of financial liabilities and for derecognition, and further amended in 2013 to include the new requirements for general hedge accounting. Another revised version of IFRS 9 was issued in 2014 mainly to include a) impairment requirements for financial assets and b) limited amendments to the classification and measurement requirements by introducing a ‘fair value through other comprehensive income’ (FVTOCI) measurement category for certain simple debt instruments.

Key requirements of IFRS 9 are described below:

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All recognized financial assets that are within the scope of IAS 39 Financial Instruments Recognition and Measurement are subsequently measured at amortized cost or fair value. Specifically, debt investments that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding are generally measured at amortized cost at the end of subsequent accounting periods. Debt instruments that are held within a business model whose objective is achieved both by collecting contractual cash flows and selling financial assets, and that have contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, are measured at FVTOCI. All other debt investments and equity investments are measured at their fair value at the end of subsequent accounting periods. In addition, under IFRS 9, entities may make an irrevocable election to present subsequent changes in the fair value of an equity investment (that is not held for trading) in other comprehensive income, with only dividend income generally recognized in profit or loss.

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With regard to the measurement of financial liabilities designated as at fair value through profit or loss, IFRS 9 requires that the amount of change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability is presented in other comprehensive income, unless the recognition of the effects of changes in the liability’s credit risk in other comprehensive income would create or enlarge an accounting mismatch in profit or loss. Changes in fair value of financial liabilities attributable to changes in the financial liabilities’ credit risk are not subsequently reclassified to profit or loss. Under IAS 39, the entire amount of the change in the fair value of the financial liability designated as fair value through profit or loss was presented in profit or loss.

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In relation to the impairment of financial assets, IFRS 9 requires an expected credit loss model, as opposed to an incurred credit loss model under IAS 39. The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition. In other words, it is no longer necessary for a credit event to have occurred before credit losses are recognized.

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The new general hedge accounting requirements retain the three types of hedge accounting. However, greater flexibility has been introduced to the types of transactions eligible for hedge accounting, specifically broadening the types of instruments that qualify for hedging instruments and the types of risk components of non-financial items that are eligible for hedge accounting. In addition, the effectiveness test has been overhauled and replaced with the principle of an 'economic relationship'. Retrospective assessment of hedge effectiveness is also no longer required. Enhanced disclosure requirements about an entity's risk management activities have also been introduced.

The directors anticipate that the adoption of IFRS 9 in the future may not have significant impact on amounts reported in respect of the Group’s financial assets and financial liabilities existing as at the end of the current year.

IFRS 15 Revenue from Contracts with Customers

IFRS 15 was issued which establishes a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. IFRS 15 will supersede the current recognition guidance including IAS 18 Revenue, IAS 11 Construction Contracts and the related interpretations when it becomes effective.

The core principle of IFRS 15 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Specifically, the Standard introduces a 5-step approach to revenue recognition:

• Step 1: Identify the contract(s) with a customer
• Step 2: Identify the performance obligations in the contract
• Step 3: Determine the transaction price
• Step 4: Allocate the transaction price to the performance obligations in the contract
• Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Under IFRS 15, an entity recognizes revenue when (or as) a performance obligation is satisfied, i.e. when 'control' of the goods or services underlying the particular performance obligation is transferred to the customer. Far more prescriptive guidance has been added in IFRS 15 to deal with specific scenarios. Furthermore, extensive disclosures are required by IFRS 15.

Management has assessed the impact of the new standard on the Company’s financial statements and has concluded that adoption is not expected to have a significant impact on the recognition of the Company’s revenue.

IFRS 16 Lease

IFRS 16 will result in almost all leases being recognized on the statement of financial position, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. The only exceptions are short-term and low-value leases. The accounting for lessors will not be significantly changed. The standard will affect primarily the accounting for Company’s operating leases.

Management has just commenced its assessment and have not yet determined to what extent its commitments will result in the recognition of an asset and a liability for future payments and how this will affect the Company’s profit and classification of cash flows.

The new standard is mandatory for financial years commencing on or after 1 January 2019. The Company does not intend to adopt this standard before its effective date.